RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Rights of use lease assets, net	¥ 5,440,590		$ 812,305	¥ 7,925,930
Operating Lease, liabilities	6,077,409		907,385	7,018,933
Monthly Payment
Related Party Transaction [Line Items]
Annual rental expense	1,300,000	$ 200,000
Related Party
Related Party Transaction [Line Items]
Rights of use lease assets, net	765,241		114,254	352,775
Operating Lease, liabilities	765,241		$ 114,254	¥ 352,775
Related Party | Monthly Payment
Related Party Transaction [Line Items]
Annual rental expense	¥ 110,834	$ 16,547